Revenue - Analysis of Revenue from Continuing Operations (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Gross revenue from sales of products and services	R$ 19,618,525	R$ 15,835,343	R$ 14,673,819
Construction revenue	415,753	351,193	339,025
Indirect taxes and deductions	(3,190,345)	(2,604,073)	(2,494,705)
Net sales	R$ 16,843,933	R$ 13,582,463	R$ 12,518,139